AB Municipal Income Fund II

AB New Jersey Portfolio

Portfolio of Investments

February 28, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.8%
Long-Term Municipal Bonds – 100.8%
New Jersey – 82.6%
City of Jersey City NJ Series 2017-A 5.00%, 11/01/2031-11/01/2037	$1,500	$1,752,009
Hudson County Improvement Authority (County of Hudson NJ) Series 2016 5.00%, 05/01/2036	1,400	1,572,385
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2026	2,320	2,436,655
New Jersey Economic Development Authority (Bancroft Neurohealth Obligated Group) Series 2016-A 5.00%, 06/01/2041	1,000	1,068,035
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 04/01/2028	1,000	1,060,825
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2032	1,000	1,120,009
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 01/01/2028	1,000	1,063,021
5.50%, 01/01/2027	1,000	1,072,957
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047	2,000	2,228,005
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032	1,765	2,062,843
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	1,165	1,193,503
New Jersey Educational Facilities Authority (Kean University) AGM Series 2015-H 5.00%, 07/01/2034	2,500	2,760,156
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020-A 5.00%, 07/01/2045	1,000	1,162,123
New Jersey Health Care Facilities Financing Authority Series 2013 5.25%, 07/01/2031 (Pre-refunded/ETM)	320	336,958
AGC Series 2004-A 5.25%, 07/01/2023 (Pre-refunded/ETM)	2,085	2,201,198

	Principal Amount (000)	U.S. $ Value

New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008-A 5.125%, 07/01/2022	$45	$45,163
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	1,950	2,266,466
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	1,835	2,126,729
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2028-06/15/2029	2,750	3,119,833
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2015-A 5.25%, 06/15/2041	1,250	1,379,179
Series 2018-A 5.00%, 12/15/2035	1,750	2,018,470
Series 2020-A 4.00%, 06/15/2045	1,415	1,521,557
Series 2022-A 5.00%, 06/15/2032(a)	1,000	1,215,063
New Jersey Turnpike Authority Series 2019-A 5.00%, 01/01/2048	680	798,149
Series 2020-D 5.00%, 01/01/2028	1,350	1,538,763
North Hudson Sewerage Authority/NJ NATL Series 2001-A Zero Coupon, 08/01/2024 (Pre-refunded/ETM)	2,625	2,521,490
Rahway Valley Sewerage Authority/The NATL Series 2005-A Zero Coupon, 09/01/2035	3,445	2,508,295
State of New Jersey Series 2020 5.00%, 06/01/2029	3,000	3,628,013
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	2,675	2,979,204
Union County Improvement Authority (Township of Union NJ/Union County Lease) NATL Series 2003-A 5.25%, 08/15/2023	835	837,789
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	3,050	3,061,438

		54,656,283

	Principal Amount (000)	U.S. $ Value

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority Series 2019-A 4.50%, 05/01/2032(b)	$93	$94,893

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(b)	145	181,983

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(b)	100	115,988

Delaware – 3.6%
Delaware River & Bay Authority Series 2021 4.00%, 01/01/2046	1,000	1,142,066
Series 2022 5.00%, 01/01/2032(a)	1,000	1,228,181

		2,370,247

Florida – 0.2%
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 5.00%, 06/01/2055	100	105,474

Guam – 3.4%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	97,634
Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2040	805	895,594
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	720	801,404
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	440	470,380

		2,265,012

Illinois – 0.5%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	305	346,562

Louisiana – 0.2%
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 10/01/2040(b)	100	125,056

	Principal Amount (000)	U.S. $ Value

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	$50	$56,610

Nevada – 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)	500	79,930

New York – 4.8%
Port Authority of New York & New Jersey Series 2012 5.00%, 07/15/2030	2,000	2,007,181
Series 2014 5.00%, 09/01/2031	1,100	1,184,406

		3,191,587

North Dakota – 0.3%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(b)	110	106,044
7.00%, 12/15/2043(b)	110	103,385

		209,429

Ohio – 1.0%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	340	370,142
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	280	281,533

		651,675

Puerto Rico – 1.7%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	155	160,372
Puerto Rico Highway & Transportation Authority AGC Series 2007-N 5.25%, 07/01/2036	145	151,145
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	300	309,750
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	104	86,997
Series 2019-A 4.329%, 07/01/2040	70	76,477
5.00%, 07/01/2058	305	341,280

		1,126,021

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	$145	$150,505
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(b)	260	124,800

		275,305

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	245	257,611

Washington – 0.5%
Kalispel Tribe of Indians Series 2018-B 5.25%, 01/01/2038(b)	210	240,489
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	100	108,468

		348,957

Wisconsin – 0.3%
UMA Education, Inc. Series 2019 5.00%, 10/01/2034(b)	200	225,924

Total Municipal Obligations (cost $64,116,083)		66,684,547

	Shares

SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $1,352,917)	1,352,917	1,352,917

Total Investments – 102.8% (cost $65,469,000)(f)		68,037,464
Other assets less liabilities – (2.8)%		(1,867,898)

Net Assets – 100.0%		$66,169,566

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	240	01/15/2029	CPI#	3.408%	Maturity	$(2,544)	$—	$(2,544)
USD	1,100	01/15/2026	CPI#	3.611%	Maturity	(30,049)	—	(30,049)
USD	800	01/15/2026	CPI#	3.766%	Maturity	(15,104)	—	(15,104)
USD	3,470	01/15/2029	CPI#	3.406%	Maturity	(37,404)	—	(37,404)
USD	465	01/15/2025	2.565%	CPI#	Maturity	37,611	—	37,611
USD	233	01/15/2025	2.585%	CPI#	Maturity	18,653	—	18,653
USD	232	01/15/2025	2.613%	CPI#	Maturity	18,309	—	18,309
USD	2,070	01/15/2028	1.230%	CPI#	Maturity	375,352	—	375,352
USD	1,640	01/15/2028	0.735%	CPI#	Maturity	360,713	—	360,713
USD	225	01/15/2030	1.572%	CPI#	Maturity	39,381	—	39,381
USD	225	01/15/2030	1.587%	CPI#	Maturity	39,039	—	39,039
USD	450	01/15/2031	2.782%	CPI#	Maturity	26,885	—	26,885
USD	370	01/15/2031	2.680%	CPI#	Maturity	26,259	—	26,259

						$857,101	$—	$857,101

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,430	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	$12,096	$—	$12,096
USD	249	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	(2,599)	—	(2,599)
USD	561	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	(4,970)	—	(4,970)
USD	1,150	01/15/2028	1.173%	3 Month LIBOR	Semi-Annual/ Quarterly	41,777	—	41,777
USD	3,000	01/15/2029	1.370%	3 Month LIBOR	Semi-Annual/ Quarterly	95,755	—	95,755
USD	1,650	01/15/2031	1.456%	3 Month LIBOR	Semi-Annual/ Quarterly	61,732	34,625	27,107
USD	1,350	01/15/2031	1.270%	3 Month LIBOR	Semi-Annual/ Quarterly	68,984	—	68,984
USD	1,000	01/15/2031	1.240%	3 Month LIBOR	Semi-Annual/ Quarterly	55,572	—	55,572
USD	2,450	04/15/2032	1.284%	1 Day SOFR	Annual	79,147	—	79,147
USD	450	02/15/2036	3 Month LIBOR	1.798%	Quarterly/ Semi-Annual	(10,868)	—	(10,868)
USD	1,350	02/15/2041	3 Month LIBOR	1.878%	Quarterly/ Semi-Annual	(37,878)	—	(37,878)
USD	700	02/15/2041	1 Day SOFR	1.770%	Annual	3,533	—	3,533

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	650	02/15/2041	3 Month LIBOR	1.704%	Quarterly/ Semi-Annual	$(36,562)	$—	$(36,562)
USD	600	02/15/2041	3 Month LIBOR	2.166%	Quarterly/ Semi-Annual	11,097	—	11,097
USD	600	02/15/2041	1 Day SOFR	1.657%	Annual	(8,064)	—	(8,064)
USD	500	02/15/2041	3 Month LIBOR	2.166%	Quarterly/ Semi-Annual	9,292	—	9,292
USD	490	02/15/2041	1 Day SOFR	1.715%	Annual	(1,896)	—	(1,896)
USD	400	04/16/2049	3 Month LIBOR	2.746%	Quarterly/ Semi-Annual	67,141	—	67,141
USD	500	02/15/2051	3 Month LIBOR	1.816%	Quarterly/ Semi-Annual	(18,167)	—	(18,167)

						$385,122	$34,625	$350,497

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,235	10/09/2029	1.125%	SIFMA*	Quarterly	$39,519	$—	$39,519

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2022, the aggregate market value of these securities amounted to $1,806,608 or 2.7% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 28, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,476,677 and gross unrealized depreciation of investments was $(661,096), resulting in net unrealized appreciation of $3,815,581.

As of February 28, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 20.4% and 7.1%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CCRC – Congregate Care Retirement Center

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB New Jersey Portfolio

February 28, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$66,684,547	$—	$66,684,547
Short-Term Investments	1,352,917	—	—	1,352,917

Total Investments in Securities	1,352,917	66,684,547	—	68,037,464
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	942,202	—	942,202
Centrally Cleared Interest Rate Swaps	—	506,126	—	506,126
Interest Rate Swaps	—	39,519	—	39,519
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(85,101)	—	(85,101)
Centrally Cleared Interest Rate Swaps	—	(121,004)	—	(121,004)

Total	$1,352,917	$67,966,289	$—	$69,319,206

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2022 is as follows:

Portfolio	Market Value 05/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,548	$10,709	$10,904	$1,353	$0	*

*	Amount less than $500.